Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial instruments [Abstract]
Schedule of analyzes non-derivative financial liabilities
	Less than one year	Between one to two years	More than two years
	U.S. dollars in thousands

December 31, 2022:
Lease liabilities	204	13	-
Short-term bank loans	1,606	-	-
Long-term loans	617	540	66
Accounts payable and accruals	4,517	-	-
	6,944	553	66
December 31, 2021:
Lease liabilities	365	197	-
IIA liability	-	182	-
Accounts payable and accruals	4,058	-	-
	4,423	379	-

Schedule of financial assets at fair value through profit or loss
	December 31
	2022	2021
	U.S. dollars in thousands

Stocks	-	291
Global debentures	-	1,135
U.S. corporate debentures	-	1,624
U.S. government debentures	-	2,837
	-	5,887

Schedule of recognized in profit or loss
	Year ended December 31
	2022	2021
	U.S. dollars in thousands

Stocks investment profit (loss)	(16)	61
Debentures investment profit (loss)	(167)	19
	(183)	80

Schedule of fair value measurements based on unobservable data
	Derivative financial instruments	Total

Balance as of January 1, 2022	488	488
Recognition of day 1 loss within profit or loss	328	328
Changes in fair value recognized within profit or loss	(790)	(790)
Balance as of December 31, 2022	26	26

	Contingent consideration	Derivative financial instruments	Total

Balance as of January 1, 2021	1,599	1,448	3,047
Payment of contingent consideration	(915)	-	(915)
Recognition of day 1 loss within profit or loss	-	328	328
Changes in fair value recognized within profit or loss	(684)	(1,288)	(1,972)
Balance as of December 31, 2021	-	488	488

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2020	2,170	7,151	1,637	10,958
Initial recognition of financial liability	684	-	1,450	2,134
Conversion to equity or financial liability	-	(4,778)	-	(4,778)
Repayment of convertible debentures	-	(680)	-	(680)
Payment of contingent consideration	(1,600)	-	-	(1,600)
Recognition of day 1 loss within profit or loss	-	-	329	329
Changes in fair value recognized within profit or loss	345	(1,693)	(1,968)	(3,316)
Balance as of December 31, 2020	1,599	-	1,448	3,047

Schedule of Financial instruments
Financial assets at amortized cost
U.S. dollars in thousands

December 31, 2022
Assets:
Cash and cash equivalents	3,290
Accounts receivable (excluding prepaid expenses)	2,236
Short-term restricted deposits	560
Long-term restricted deposits	127
Long-term deposits	21
6,234

December 31, 2021
Assets:
Cash and cash equivalents	3,828
Accounts receivable (excluding prepaid expenses)	1,848
Long-term restricted deposits	84
Long-term deposit	65
5,825

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands

December 31, 2022
Liabilities:
Lease liabilities	-	217	217
Accounts payable and accruals	-	4,517	4,517
Short-term bank loans	-	1,606	1,606
Long-term loans	-	1,223	1,223
Derivative financial instruments	26	-	26
	26	7,563	7,589
December 31, 2021
Liabilities:
Lease liabilities	-	562	562
Accounts payable and accruals	-	4,058	4,058
IIA liability	-	182	182
Derivative financial instruments	488	-	488
	488	4,802	5,290

Schedule of binomial share price model
	Year ended December 31,
	2022	2021
Risk-free interest rate	4.39%	0.83%
Expected term (in years)	1.43	2.43
Expected volatility	69.28%	104.07%

Year ended December 31,
	2022	2021
Risk-free interest rate	4.11%- 4.73%	0.95% - 1.15%
Expected term (in years)	0.92- 3.39	2.86 - 3.75
Expected volatility	69.93%- 98.87%	99.93% - 101.72%